Financial Instruments (Details 4) - USD ($)	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
IfrsStatementLineItems [Line Items]
Cash	$ 1,114,033	$ 217,788	$ 74,926	$ 826,643
Accounts receivable	739,248	172,121
Interest payable	13,750	9,367
Business acquisition consideration payable	358,537
Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Cash	1,114,033
Marketable securities
Level 1 of fair value hierarchy [member] | F V T P L [Member]
IfrsStatementLineItems [Line Items]
Cash
Marketable securities	610,092
Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	1,890,120
Debt	2,209,661
Interest payable	13,750
Business acquisition consideration payable	358,537
Level 2 of fair value hierarchy [member] | F V T P L [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Debt
Interest payable
Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Accounts receivable	739,248
Level 2 of fair value hierarchy [member] | F V T P L [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable